Summary of Significant Accounting Policies - Schedule of Intangible Assets are Carried at Cost Less (Details)	Jun. 30, 2026
Customer relationship [Member]
Schedule of Intangible Assets are Carried at Cost Less [Line Items]
Estimated useful lives	8 years
Exclusive Contractual Technology License [Member
Schedule of Intangible Assets are Carried at Cost Less [Line Items]
Estimated useful lives	8 years
Software Copyright [Member]
Schedule of Intangible Assets are Carried at Cost Less [Line Items]
Estimated useful lives	8 years